Federal Home Loan Bank Advances - Schedule of Federal Home Loan Advances Pledged by Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 24,077	$ 28,883
Single-family mortgage loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	9,917	11,141
Multi-family mortgage loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	4,968	4,222
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	1,185	3,384
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	4,707	9,336
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateralized advances	$ 3,300	$ 800